Cost of Revenues - Summary of Cost of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost Of Revenues
Revenue sharing fees	¥ 1,368,498		¥ 1,351,096	¥ 1,357,270
Salary and welfare benefits	45,273		40,653	52,268
Payment handling costs	21,076		22,899	32,506
Bandwidth costs	39,424		32,795	30,889
Share-based compensation expense	26,755	$ 3,768	29,233	37,359
Others	8,281		14,426	18,088
Total	1,486,397	209,355	1,468,921	1,502,505
Cost of revenues
Cost Of Revenues
Share-based compensation expense	¥ 3,845	$ 542	¥ 7,052	¥ 11,484